Investments in joint ventures (Notes)	12 Months Ended
Dec. 31, 2020
Separate Financial Statements [Abstract]
Investments in joint ventures	Investments in joint ventures
The following table provides aggregated summarized financial information relating to the group’s share of joint ventures.

			$ million
	2020	2019[a]	2018
Sales and other operating revenues	10,545	14,139	13,258
Profit before interest and taxation	(151)	976	1,396
Finance costs	201	109	85
Profit before taxation	(352)	867	1,311
Taxation	(51)	289	414
Non-controlling interest	1	2	—
Profit for the year	(302)	576	897
Other comprehensive income	(5)	(6)	6
Total comprehensive income	(307)	570	903
Non-current assets	12,646	13,457
Current assets	3,424	3,738
Total assets	16,070	17,195
Current liabilities	2,644	2,514
Non-current liabilities	5,023	4,676
Total liabilities	7,667	7,190
Net assets	8,403	10,005
Less: non-controlling interests	39	49
	8,364	9,956

Group investment in joint ventures
Group share of net assets (as above)	8,364	9,956
Loans made by group companies to joint ventures	(2)	35
	8,362	9,991
[a]    2019 has been restated to include non-controlling interest

Transactions between the group and its joint ventures are summarized below.

						$ million
Sales to joint ventures		2020		2019		2018
Product	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December
LNG, crude oil and oil products, natural gas	2,974	180	4,884	431	4,603	251

						$ million
Purchases from joint ventures		2020		2019		2018
Product	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December
LNG, crude oil and oil products, natural gas, refinery operating costs, plant processing fees	959	84	1,812	225	1,336	300
The terms of the outstanding balances receivable from joint ventures are typically 30 to 45 days. The balances are unsecured and will be settled in cash. There are no significant provisions for doubtful debts relating to these balances and no significant expense recognized in the income statement in respect of bad or doubtful debts. Dividends receivable are not included in the table above.
bp's share of impairment charges taken by joint ventures in 2020 was $433 million (2019 $25 million reversal) of which $336 million (2019 $25 million reversal) was in the Upstream segment.